Property and Equipment - (Property and Equipment and Related Accumulated Depreciation) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Furniture and fixtures	$ 641,475
Leasehold improvements	129,030
Property and equipment, gross	996,016
Less: accumulated depreciation	(14,595)
Property and equipment, net	981,421	0
Information technology related [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 225,511